Note 14 - Stock-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Options outstanding, Number (in shares)	1,400,584	1,529,704
Options outstanding, Weighted average exercise price (in dollars per share)	$ 4.86	$ 2.48
Options outstanding, Weighted average remaining contractual life (Year)	7 years 248 days	7 years 149 days	8 years 98 days
Options outstanding, Aggregate intrinsic value
Granted, Number (in shares)		227,280
Granted, Weighted average exercise price (in dollars per share)		$ 17.50
Forfeited, Number (in shares)	(141,024)	(286,119)
Forfeited, Weighted average exercise price (in dollars per share)	$ 17.50	$ 2.74
Cancelled, Number (in shares)		(70,281)
Cancelled, Weighted average exercise price (in dollars per share)		$ 2.48
Options outstanding, Number (in shares)	1,259,560	1,400,584	1,529,704
Options outstanding, Weighted average exercise price (in dollars per share)	$ 4.55	$ 4.86	$ 2.48